Financial Instruments by Category - Schedule of Net Income and Expenses From Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortized cost | Interest expense
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	₩ (127)	₩ (115)	₩ (186)
Financial liabilities at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	(1,301)	(821)	537
Financial assets at amortized cost | Interest income
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	4,496	1,355	1,088
Financial assets at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	2,101	2,135	(1,796)
Financial assets at fair value through profit or loss | Interest income
Disclosure of detailed information about financial instruments [line items]
Income on financial assets at fair value through profit or loss	₩ 5	₩ 28	₩ 0